CONDENSED CONSOLIDATED STATEMENT OF FINANCIAL POSITION (UNAUDITED) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Non-current assets
Property, plant and equipment	$ 1,436,945	$ 1,740,235
Right of use assets	807,033	886,909
Goodwill	441,971	619,298
Other intangible assets	809,667	933,030
Deferred income tax assets	64,508	63,786
Derivative financial instrument assets	31,170	1,540
Trade and other receivables	127,198	147,305
Non-current assets	3,718,492	4,392,103
Current assets
Inventories	31,874	40,589
Income tax receivable	1,992	3,755
Derivative financial instrument assets	157	565
Trade and other receivables	421,218	607,835
Cash and cash equivalents	397,499	293,823
Assets held for sale		26,040
Current assets	852,740	972,607
TOTAL ASSETS	4,571,232	5,364,710
Non-current liabilities
Trade and other payables	5,153	4,629
Borrowings	3,354,762	3,056,696
Lease liabilities	513,484	510,838
Provisions for other liabilities and charges	95,447	86,131
Deferred income tax liabilities	127,923	137,106
Non-current liabilities	4,096,769	3,795,400
Current liabilities
Trade and other payables	400,929	532,627
Provisions for other liabilities and charges	160	277
Derivative financial instrument liabilities	10,537	68,133
Income tax payable	58,106	75,612
Borrowings	176,996	454,151
Lease liabilities	93,699	91,156
Current liabilities	740,427	1,221,956
Total liabilities	4,837,196	5,017,356
EQUITY
Stated capital	5,399,635	5,394,812
Accumulated losses	(7,171,934)	(5,293,394)
Other reserves	1,299,858	8,430
Equity attributable to owners of the Company	(472,441)	109,848
Non-controlling interests	206,477	237,506
Total equity	(265,964)	347,354
Total equity and liabilities	$ 4,571,232	$ 5,364,710